Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 568,000,000	$ 20,000,000
Accounts receivable	227,000,000	136,000,000
Taxes receivable	0	63,000,000
Inventory	225,000,000	230,000,000
Prepaids	12,000,000	13,000,000
Current assets	1,032,000,000	462,000,000
Non-current assets
Property, plant and equipment	1,417,000,000	1,427,000,000
Intangible assets	19,000,000	21,000,000
Deferred income tax assets	3,000,000	2,000,000
Other assets	6,000,000	9,000,000
Non-current assets	1,445,000,000	1,459,000,000
Assets	2,477,000,000	1,921,000,000
Current liabilities
Accounts payable and accrued liabilities	343,000,000	259,000,000
Taxes payable	112,000,000	1,000,000
Current liabilities	455,000,000	260,000,000
Non-current liabilities
Long-term debt	658,000,000	657,000,000
Other liabilities	44,000,000	40,000,000
Deferred income tax liabilities	200,000,000	192,000,000
Non-current liabilities	902,000,000	957,000,000
Shareholders’ equity	1,120,000,000	704,000,000
Liabilities and shareholders' equity	2,477,000,000	1,921,000,000
Securitisations
Non-current liabilities
Recognised liabilities representing continuing involvement in derecognised financial assets	$ 0	$ 68,000,000